Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 7,632,153	$ 7,611,878	$ 8,761,911
Less - accumulated depreciation	(1,351,907)	(1,229,090)	(812,767)
Property and Equipment, net	6,280,246	6,382,788	7,949,144
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,333,810	1,333,810	1,983,810
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	3,951,512	3,951,512	4,607,874
Computers and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	1,408,644	1,403,400	1,425,774
Furniture and fixtures [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	129,204	129,204	143,874
Automobile [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	80,219	80,219	101,269
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 728,764	$ 713,733	$ 499,310